The Chartwell Funds

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

September 23, 2021

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       The Chartwell Funds (the “Registrant”)

File No. 333-216993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information for the Chartwell Short Duration Bond Fund do not differ from those contained in Post-Effective Amendment No. 13 (“PEA 13”) to the Registrant's registration statement on Form N-1A, and (ii) the text of PEA 13 has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

By: Maggie Bull

Title: Secretary